Tax assets and liabilities - Tax benefits not recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets	$ 119	$ 142
Deferred tax liabilities	$ 1,830	1,514
Statement that entity has applied exception to deferred tax accounting related to Pillar Two income taxes	, the Group has applied the mandatory exemption from recognising and disclosing information on deferred tax assets and liabilities in respect of Pillar Two income taxes as required by IAS 12 ‘Income Taxes’.
Unused tax losses and temporary deductible differences for which no deferred tax asset recognised	$ 1,947	1,477
Deferred tax liabilities not recognized in jurisdictions where a withholding charge is incurred upon distribution of earnings	344	262
Within 10 years
Disclosure of deferred tax in statement of financial position and by Group's operations
Unused tax losses and temporary deductible differences for which no deferred tax asset recognised	176	123
Tax benefit not recognized	39
No expiry date
Disclosure of deferred tax in statement of financial position and by Group's operations
Unused tax losses and temporary deductible differences for which no deferred tax asset recognised	1,947	$ 1,354
Tax benefit not recognized	$ 373